Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Supplemental disclosure of cash flow information	Supplemental disclosure of cash flow information:

Non-cash financing and investing activities:	2020	2019
Compensatory shares	$647	$548
Recognition (write-down) of constrained earn-out receivable on sale of assets (note 7)	—	(2,000)
Recognition of right-of-use assets (note 4)	—	11,434
Recognition of additional lease liabilities (note 4)	—	(13,988)